EQUITY TRANSACTIONS (Details)	12 Months Ended
Dec. 31, 2017
Expected Dividend Yeild	0.00%
Expected volatility	13.73%
Risk-free rate	1.62%
Minimum [Member]
Expected life of warrants	2 years
Maximum [Member]
Expected life of warrants	3 years